SCHEDULE OF INVESTMENTS
Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services
Alternative Carriers – 2.5%
CommScope Finance LLC, 6.000%, 3-1-26(A)	$400	$410
CommScope Technologies LLC (GTD by CommScope, Inc.), 6.000%, 6-15-25(A)	410	384
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4-1-23	390	399
5.750%, 1-15-27(A)	413	420

		1,613

Broadcasting – 3.3%
AMC Networks, Inc., 5.000%, 4-1-24	250	257
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(A)	608	660
Sirius XM Radio, Inc.:
5.000%, 8-1-27(A)	490	498
5.500%, 7-1-29(A)	350	359
Univision Communications, Inc., 5.125%, 2-15-25(A)	350	333

		2,107

Cable & Satellite – 5.1%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27(A)	681	705
5.000%, 2-1-28(A)	570	582
CSC Holdings LLC, 6.500%, 2-1-29(A)	425	464
DISH DBS Corp.:
5.875%, 11-15-24	476	450
7.750%, 7-1-26	575	564
Neptune Finco Corp., 10.875%, 10-15-25(A)	400	459

		3,224

Integrated Telecommunication Services – 4.3%
CenturyLink, Inc., 7.500%, 4-1-24	280	310
Frontier Communications Corp.:
10.500%, 9-15-22	535	362
11.000%, 9-15-25	1,032	640
Sprint Corp.:
7.250%, 9-15-21	300	319
7.875%, 9-15-23	765	832
West Corp., 8.500%, 10-15-25(A)	300	262

		2,725

Movies & Entertainment – 2.8%
iHeartCommunications, Inc., 8.375%, 5-1-27	385	403
Netflix, Inc.:
4.875%, 4-15-28	580	600
5.875%, 11-15-28	690	764

		1,767

Publishing – 0.5%
Meredith Corp., 6.875%, 2-1-26	300	318

Wireless Telecommunication Service – 2.2%
SBA Communications Corp., 4.875%, 9-1-24	255	263
T-Mobile USA, Inc.:
6.375%, 3-1-25	530	550
6.500%, 1-15-26	530	573

		1,386

Total Communication Services - 20.7%		13,140

Consumer Discretionary
Auto Parts & Equipment – 1.3%
Panther BF Aggregator 2 L.P.:
6.250%, 5-15-26(A)	275	285
8.500%, 5-15-27(A)	530	546

		831

Automobile Manufacturers – 0.6%
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8-15-25(A)	456	400

Automotive Retail – 0.4%
Allison Transmission, Inc., 5.000%, 10-1-24(A)	265	270

Casinos & Gaming – 4.6%
CRC Escrow Issuer LLC and CRC Finco, Inc., 5.250%, 10-15-25(A)	420	420
ESH Hospitality, Inc., 5.250%, 5-1-25(A)	290	297
Golden Nugget, Inc., 6.750%, 10-15-24(A)	305	314
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.625%, 5-1-24	210	226
MGM Resorts International, 6.000%, 3-15-23	369	400
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
10.000%, 12-1-22	350	367
5.000%, 10-15-25(A)	365	369
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp., 5.500%, 3-1-25(A)	500	517

		2,910

Consumer Electronics – 0.5%
Spectrum Brands, Inc. (GTD by SB/RH Holdings), 5.750%, 7-15-25	315	327

Internet & Direct Marketing Retail – 0.7%
Argos Merger Sub, Inc., 7.125%, 3-15-23(A)	430	403

Leisure Facilities – 0.4%
Six Flags Entertainment Corp., 4.875%, 7-31-24(A)	262	266

Leisure Products – 0.8%
Mattel, Inc., 6.750%, 12-31-25(A)	510	525

Restaurants – 3.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24(A)	411	416
5.000%, 10-15-25(A)	766	772
Aramark Services, Inc. (GTD by Aramark Corp.), 5.000%, 2-1-28(A)	310	319
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC:
5.000%, 6-1-24(A)	350	361
5.250%, 6-1-26(A)	350	367

		2,235

Specialized Consumer Services – 0.7%
Uber Technologies, Inc., 8.000%, 11-1-26(A)	425	453

Specialty Stores – 2.1%
PetSmart, Inc., 5.875%, 6-1-25(A)	543	527
Staples, Inc.:
7.500%, 4-15-26(A)	550	547
10.750%, 4-15-27(A)	275	273

		1,347

Tires & Rubber – 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11-15-23	300	304

Total Consumer Discretionary - 16.1%		10,271

Consumer Staples
Agricultural Products – 0.3%
NBM U.S. Holdings, Inc., 7.000%, 5-14-26(A)	200	210

Drug Retail – 0.7%
Rite Aid Corp., 6.125%, 4-1-23(A)	485	409

Food Retail – 1.1%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6-15-24	300	311
5.750%, 3-15-25	375	378

		689

Packaged Foods & Meats – 2.3%
JBS USA LLC and JBS USA Finance, Inc., 5.750%, 6-15-25(A)	350	364
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.), 6.500%, 4-15-29(A)	250	272
Post Holdings, Inc.:
5.000%, 8-15-26(A)	564	571
5.750%, 3-1-27(A)	270	279

		1,486

Total Consumer Staples - 4.4%		2,794

Energy
Oil & Gas Drilling – 0.9%
Ensco plc:

7.750%, 2-1-26	250	186
5.750%, 10-1-44	293	169
Transocean, Inc., 9.000%, 7-15-23(A)	237	252

		607

Oil & Gas Equipment & Services – 1.0%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(A)	310	281
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5-1-24(A)	350	327

		608

Oil & Gas Exploration & Production – 3.4%
Antero Resources Corp., 5.125%, 12-1-22	300	288
California Resources Corp., 8.000%, 12-15-22(A)	513	387
Chesapeake Energy Corp.:
8.000%, 1-15-25	350	323
8.000%, 6-15-27	357	312
Crownrock L.P., 5.625%, 10-15-25(A)	310	310
Matador Resources Co., 5.875%, 9-15-26	230	232
Sanchez Energy Corp., 6.125%, 1-15-23	415	19
Targa Resources Partners L.P., 5.875%, 4-15-26	290	307

		2,178

Oil & Gas Refining & Marketing – 0.4%
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(A)	220	51
7.750%, 5-15-26(A)	200	178

		229

Oil & Gas Storage & Transportation – 1.3%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3-31-25	380	423
5.125%, 6-30-27	380	413

		836

Total Energy - 7.0%		4,458

Financials
Consumer Finance – 2.9%
Ally Financial, Inc., 5.750%, 11-20-25	264	292
Quicken Loans, Inc.:
5.750%, 5-1-25(A)	360	371
5.250%, 1-15-28(A)	320	318
Springleaf Finance Corp.:
6.875%, 3-15-25	350	383
7.125%, 3-15-26	450	492

		1,856

Financial Exchanges & Data – 1.5%
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(A)	400	411
8.250%, 11-15-26(A)	515	530

		941

Other Diversified Financial Services – 1.1%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22	500	514
6.250%, 5-15-26(A)	200	202

		716

Property & Casualty Insurance – 0.6%
Hub International Ltd., 7.000%, 5-1-26(A)	350	355

Specialized Finance – 2.0%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:

5.875%, 6-15-21(A)	481	489
7.125%, 6-15-24(A)	481	508
Navient Corp., 6.500%, 6-15-22	250	265

		1,262

Total Financials - 8.1%		5,130

Health Care
Health Care Facilities – 7.4%
Community Health Systems, Inc., 6.250%, 3-31-23	804	774
DaVita HealthCare Partners, Inc., 5.000%, 5-1-25	403	398
FWCT-2 Escrow Corp., 6.875%, 2-1-22	680	459
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2-1-25	690	745
5.625%, 9-1-28	384	415
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(A)	461	432
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(A)	375	393
Tenet Healthcare Corp., 4.625%, 7-15-24	550	557
THC Escrow Corp. II, 6.750%, 6-15-23	550	552

		4,725

Health Care Services – 0.7%
Envision Healthcare Corp., 8.750%, 10-15-26(A)	345	239
IQVIA, Inc., 5.000%, 5-15-27(A)	200	206

		445

Health Care Supplies – 0.5%
WellCare Health Plans, Inc., 5.250%, 4-1-25	270	281

Health Care Technology – 0.8%
Change Healthcare Holdings, Inc., 5.750%, 3-1-25(A)	270	274
Verscend Holding Corp., 9.750%, 8-15-26(A)	250	260

		534

Life Sciences Tools & Services – 1.8%
Avantor, Inc.:
6.000%, 10-1-24(A)	550	585
9.000%, 10-1-25(A)	490	547

		1,132

Managed Health Care – 1.5%
Centene Escrow Corp., 5.625%, 2-15-21	335	342
Centene Escrow I Corp., 5.375%, 6-1-26(A)	570	599

		941

Pharmaceuticals – 3.7%
Bausch Health Cos., Inc., 6.125%, 4-15-25(A)	955	974
Endo Ltd., Endo Finance LLC and Endo Finco, Inc., 6.000%, 7-15-23(A)	400	288
IMS Health, Inc., 5.000%, 10-15-26(A)	200	207
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8-1-23(A)	252	261
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)	400	393

Valeant Pharmaceuticals International, Inc., 7.000%, 3-15-24(A)	215	229

		2,352

Total Health Care - 16.4%		10,410

Industrials
Aerospace & Defense – 3.2%
Bombardier, Inc.:
7.500%, 3-15-25(A)	411	412
7.875%, 4-15-27(A)	500	501
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.250%, 3-15-26(A)	1,050	1,098

		2,011

Air Freight & Logistics – 1.0%
XPO Logistics, Inc.:
6.500%, 6-15-22(A)	274	280
6.750%, 8-15-24(A)	309	329

		609

Building Products – 0.6%
Beacon Escrow Corp., 4.875%, 11-1-25(A)	418	414

Construction Machinery & Heavy Trucks – 0.4%
Navistar International Corp. (GTD by Navistar, Inc.), 6.625%, 11-1-25(A)	240	251

Diversified Support Services – 1.2%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
6.500%, 12-15-26	240	260
4.875%, 1-15-28	500	510

		770

Industrial Conglomerates – 0.8%
Tribune Media Co., 5.875%, 7-15-22	505	514

Office Services & Supplies – 0.4%
Xerox Corp., 3.625%, 3-15-23	250	255

Trucking – 0.6%
Hertz Corp. (The), 7.625%, 6-1-22(A)	365	379

Total Industrials - 8.2%		5,203

Information Technology
Application Software – 2.5%
Infor (U.S.), Inc., 6.500%, 5-15-22	430	437
Solera LLC and Solera Finance, Inc., 10.500%, 3-1-24(A)	525	568
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	530	550

		1,555

Data Processing & Outsourced Services – 2.1%
Exela Intermediate LLC and Exela Finance, Inc., 10.000%, 7-15-23(A)	320	260
First Data Corp.:
5.000%, 1-15-24(A)	400	410
5.750%, 1-15-24(A)	643	661

		1,331

Technology Hardware, Storage & Peripherals – 0.4%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11-15-24(A)	295	271

Total Information Technology - 5.0%		3,157

Materials
Commodity Chemicals – 1.0%
NOVA Chemicals Corp.:
4.875%, 6-1-24(A)	315	326
5.250%, 6-1-27(A)	296	315

		641

Diversified Metals & Mining – 1.2%
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	410	399
7.500%, 4-1-25(A)	400	381

		780

Metal & Glass Containers – 2.7%
Ball Corp.:
4.375%, 12-15-20	422	431
5.250%, 7-1-25	420	455
BWAY Holding Co.:
5.500%, 4-15-24(A)	552	552
7.250%, 4-15-25(A)	310	299

		1,737

Paper Packaging – 0.7%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7-15-23(A)	420	428

Total Materials - 5.6%		3,586

Real Estate
Hotel & Resort REITs – 1.1%
Hilton Domestic Operating Co., Inc.:
5.125%, 5-1-26	350	366
4.875%, 1-15-30(A)	325	335

		701

Real Estate Development – 0.4%
Howard Hughs Corp., 5.375%, 3-15-25(A)	250	258

Real Estate Services – 0.2%
Brookfield Property REIT, Inc., 5.750%, 5-15-26(A)	150	154

Specialized REITs – 0.9%
Iron Mountain, Inc., 4.875%, 9-15-27(A)	240	238
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC, 8.250%, 10-15-23	335	311

		549

Total Real Estate - 2.6%		1,662

Utilities
Electric Utilities – 2.8%
Calpine Corp.:
5.375%, 1-15-23	400	404
5.250%, 6-1-26(A)	150	153
NRG Energy, Inc., 6.625%, 1-15-27	396	430
Vistra Operations Co. LLC:
5.625%, 2-15-27(A)	555	588

5.000%, 7-31-27(A)	200	207

		1,782

Total Utilities - 2.8%		1,782

TOTAL CORPORATE DEBT SECURITIES – 96.9%		$61,593

(Cost: $61,238)

SHORT-TERM SECURITIES
Master Note - 2.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(B)	1,459	1,459

TOTAL SHORT-TERM SECURITIES – 2.3%		$1,459

(Cost: $1,459)

TOTAL INVESTMENT SECURITIES – 99.2%		$63,052

(Cost: $62,697)

CASH AND OTHER ASSETS, NET OF LIABILITIES(C) – 0.8%		512

NET ASSETS – 100.0%		$63,564

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $38,162 or 60.0% of net assets.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Cash of $348 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	74	9-30-19	7,400	$(9,470)	$(166)
U.S. 2-Year Treasury Note	Short	84	9-30-19	16,800	(18,075)	(66)
U.S. 5-Year Treasury Note	Short	298	10-3-19	29,800	(35,210)	(435)

					$(62,755)	$(667)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$61,593	$—
Short-Term Securities	—	1,459	—

Total	$—	$63,052	$—

Liabilities
Futures Contracts	$667	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$62,697

Gross unrealized appreciation	1,740
Gross unrealized depreciation	(1,385)

Net unrealized appreciation	$355